Forward Merger - Narratives (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Jul. 21, 2023	Apr. 27, 2023	Jan. 06, 2023	Feb. 08, 2021	Jun. 30, 2023	Sep. 30, 2023	Jun. 08, 2023	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2021
Forward Merger
Number of shares to be received prior to merger	2.328
Common stock, par value						$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares outstanding						37,159,600		138,825,356		138,825,356
Number of common stock issued on conversion	1
Founder Shares
Forward Merger
Common stock, par value	$ 0.0001
Common stock, shares outstanding	6,900,000
Number of common stock issued on conversion	1
Number of founder shares subject to vesting and forfeiture conditions.	3,450,000	3,450,000
Value of shares				$ 0
Percentage of shares subject to vesting and forfeiture conditions	50.00%
Remaining shares without vesting conditions	3,450,000
Grante date fair value of remaining shares without vesting conditions expensed	$ 34,400
Founder Shares | Sponsor
Forward Merger
Shares purchased				6,900,000
Proceeds from IPO				$ 25,000
Share price				$ 0.004
Committed Financing Arrangements | Class A member
Forward Merger
Number of shares issued upon conversion					5,797,611
Conversion price of convertible debt					$ 7.00
Intangible Assets Acquired
Forward Merger
Number of shares to be received prior to merger									2.328
Intangible Assets Acquired | Committed Financing Arrangements
Forward Merger
Number of shares issued upon conversion					5,797,611
Conversion price of convertible debt					$ 7.00
Intangible Assets Acquired | Priveterra
Forward Merger
Common stock, par value	$ 0.0001
Fair value of contingent consideration		$ 125,700	$ 125,699
Fair value of the replacement awards		10,600	$ 10,648
Voting interest acquired (as a percent)			100.00%
Share price			$ 10.84
Intangible Assets Acquired | Priveterra | Stock option
Forward Merger
Fair value of the replacement awards		8,800
Intangible Assets Acquired | Priveterra | RSU
Forward Merger
Fair value of the replacement awards		$ 1,800
Intangible Assets Acquired | Priveterra | Additional Committed Financing Agreement with A1
Forward Merger
Aggregate principal amount							$ 20,000
Notes issued					$ 14,000
Proceeds from issuance of convertible notes					$ 25,000
Intangible Assets Acquired | Priveterra | A1 and Daewoong
Forward Merger
Aggregate principal amount			$ 15,000
Intangible Assets Acquired | Priveterra | Priveterra and Old AEON
Forward Merger
Aggregate principal amount			5,000
Intangible Assets Acquired | Operating expenses
Forward Merger
Acquired in-process research and development			$ 324,000
Discount rate used in determining the value of the acquired IPR&D			25.00%
Implied internal rate used in determining the value of the acquired IPR&D			25.30%
Long-term growth rate used in determining the value of the acquired IPR&D			4.00%